SCUDDER GLOBAL DISCOVERY FUND
                            SCUDDER GLOBAL BOND FUND
                      SCUDDER EMERGING MARKETS INCOME FUND

    Supplement to the Statement of Additional Information dated March 1, 1997

The following text replaces the table under "REMUNERATION" on page 61.

The following table shows the aggregate compensation received by each unaffiliated Director during 1996 from the Registrant and from all other Scudder Funds as a group.

                                        Scudder
                  Name            Global Fund, Inc. *      All Scudder Funds
                  ----            -------------------      -----------------

     Paul Bancroft III,                 $42,750             $143,358 (16 funds)
     Trustee

     Sheryle J. Bolton,                 $45,100              $71,200 (9 funds)
     Trustee

     Thomas J. Devine,                  $45,500             $156,058 (18 funds)
     Trustee

     William H. Gleysteen, Jr.          $45,500           $130,336** (13 funds)
     Director

     William H. Luers,                  $45,750             $100,486 (11 funds)
     Director

     Robert G. Stone, Jr.,                  $0              $12,272+ (2 funds)
     Honorary Director

* Scudder Global Fund, Inc. consists of five funds: Scudder Global Fund, Scudder International Bond Fund, Scudder Global Bond Fund, Scudder Global Discovery Fund and Scudder Emerging Markets Income Fund.

** This amount does not reflect $4,888 in retirement benefits accrued as part of Fund Complex expenses, and $3,000 in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Gleysteen as additional compensation for serving on the Board of The Japan Fund, Inc.

+ This amount does not reflect $6,189 in retirement benefits accrued as part of Fund Complex expenses, and $6,000 in estimated annual benefits payable upon retirement. Retirement benefits accrued and proposed are to be paid to Mr. Stone as additional compensation for serving on the Board of The Japan Fund, Inc.





August 27, 1997